Derivative financial liability - current (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Liability Current
Balance at beginning	£ 383	£ 4,160	£ 85
Warrants issued	5,024	3,059	4,562
Transfer to share premium on exercise of warrants	(196)	(3,618)
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(2,296)	(3,218)	(487)
Balance at ending	£ 2,915	£ 383	£ 4,160